Loans and Allowances for Loan Losses (Tables)	3 Months Ended
Mar. 31, 2012
Loans and Allowances for Loan Losses [Abstract]
Schedule Of Major Classification Of Loans
	2012	2011

Commercial and industrial	$198,118	198,744
Mortgages:
Commercial	493,457	467,413
Residential - first lien	262,770	256,173
Residential - second lien	100,368	101,877
Consumer:
Automobile - indirect	261,619	227,541
Other	24,087	25,583
Loans held for sale	11,636	7,556

Total loans	1,352,055	1,284,887
Plus - Net deferred loan costs	9,054	7,634
Less - Allowance for loan losses	(16,841)	(16,095)

Loans - net	$1,344,268	1,276,426

Schedule of Credit Losses Related to Financing Receivables, Current and Noncurrent [Table Text Block]
	For the Three-Month Periods
	Ended March 31,

	2012	2011

Balance at the beginning of period	$16,095	15,635
Loans charged off	(710)	(705)
Recoveries of loans charged off	306	230
Provision charged to operations	1,150	750

Balance at end of period	$16,841	15,910

Schedule Of Allowance For Loan Losses By Loan Type Table [Text Block]
			Residential	Residential
			mortgage -	mortgage -			Loans
	Commercial	Commercial	first	second	Consumer -	Consumer -	held for
	and industrial	mortgage	position	position	indirect	other	sale	Unallocated	Total
Beginning Balance	$6,393	994	1,786	521	4,839	916	-	646	16,095
Charge-offs	(191)	-	(75)	(3)	(283)	(158)	-	-	(710)
Recoveries	38	2	6	2	175	83	-	-	306
Provision	(1,362)	286	190	14	1,130	381	-	511	1,150
Ending Balance	$4,878	1,282	1,907	534	5,861	1,222	-	1,157	16,841
of which:
Amount for loans individually
evaluated for impairment	$1,079	443	-	-	-	-	-	-	1,522
Amount for loans collectively
evaluated for impairment	$3,799	839	1,907	534	5,861	1,222	-	1,157	15,319
Balance of loans individually
evaluated for impairment	$3,668	11,545	-	29	-	-	-	-	15,242
Balance of loans collectively
evaluated for impairment	$194,450	481,912	262,770	100,339	261,619	24,087	11,636	9,054	1,345,867

Financing Receivable Credit Quality Indicators [Table Text Block]

Credit Quality Indicator Analysis as of March 31, 2012

			Residential	Residential
			mortgage -	mortgage -			Loans	Deferred
	Commercial	Commercial	first	second	Consumer -	Consumer -	held for	Fees and
	and industrial	mortgage	position	position	indirect	other	sale	Costs	Total
1-Superior	$10,377	-	-	-	-	816	-	-	11,193
2-Good	8,268	26,459	1,656	3,172	-	1,084	-	-	40,639
3-Satisfactory	69,249	195,085	1,280	564	-	-	-	-	266,178
4-Watch	43,078	209,335	4,834	106	-	-	-	-	257,353
5-Special Mention	12,041	6,289	1,009	-	-	-	-	-	19,339
6-Substandard	22,395	31,573	4,263	225	-	-	-	-	58,456
7-Doubtful	-	-	7	-	-	-	-	-	7
Subtotal	$165,408	468,741	13,049	4,067	-	1,900	-	-	653,165
9 and not rated	32,710	24,716	249,721	96,301	261,619	22,187	11,636	9,054	707,944
Total	$198,118	493,457	262,770	100,368	261,619	24,087	11,636	9,054	1,361,109

Credit Quality Indicator Analysis as of December 31, 2011

			Residential	Residential
			mortgage -	mortgage -			Loans	Deferred
	Commercial	Commercial	first	second	Consumer -	Consumer -	held for	Fees and
	and industrial	mortgage	position	position	indirect	other	sale	Costs	Total
1-Superior	$9,814	105	-	-	-	913	-	-	10,832
2-Good	8,826	26,195	1,718	2,560	-	-	-	-	39,299
3 Satisfactory	68,246	177,882	1,409	576	-	-	-	-	248,113
4 Watch	43,928	210,901	6,045	269	-	-	-	-	261,143
5 Special Mention	7,864	4,645	1,127	-	-	-	-	-	13,636
6 Substandard	29,440	30,018	4,496	453	-	100	-	-	64,507
7 Doubtful	-	-	-	7	-	-	-	-	7
8 Loss	-	-	-	-	-	-	-	-	-
Subtotal	$168,118	449,746	14,795	3,865	-	1,013	-	-	637,537
9 and not rated	30,626	17,667	241,378	98,012	227,541	24,570	7,556	7,634	654,984
Total	$198,744	467,413	256,173	101,877	227,541	25,583	7,556	7,634	1,292,521

Schedule Of Nonaccruing Loans And Other Nonperforming Assets Table [Text Block]
	March 31,	December 31,	March 31,
	2012	2011	2011

Accruing loans 90 days or more delinquent	$554	969	208
Nonaccruing loans	19,358	17,307	22,760

Total nonperforming loans	19,912	18,276	22,968
Other real estate owned	3,562	4,632	3,836
(less write-down of other real estate owned)	(435)	(397)	(551)

Total nonperforming assets	$23,039	22,511	26,253

Past Due Financing Receivables [Table Text Block]

Aging Analysis as of March 31, 2012

			90 Days				> 90 Days
	30-59 Days	60-89 Days	Or	Total		Total	and	Non-Accrual
	Past Due	Past Due	Greater	Past Due	Current	Loans	Accruing	Loans

Commercial and industrial	$335	250	3,841	4,426	193,692	198,118	88	3,753
Commercial mortgages	1,497	1,326	11,572	14,395	479,062	493,457	-	11,572
Residential - first lien	3,084	1,415	4,249	8,748	254,022	262,770	390	3,859
Residential - junior lien	341	90	174	605	99,763	100,368	-	174
Consumer:
Automobile - Indirect	1,310	726	61	2,097	259,522	261,619	61	-
Other	204	21	15	240	23,847	24,087	15	-
Loans held-for-sale	-	-	-	-	11,636	11,636	-	-
	$6,771	3,828	19,912	30,511	1,321,544	1,352,055	554	19,358

Aging Analysis as of December 31, 2011

			90 Days				> 90 Days
	30-59 Days	60-89 Days	Or	Total		Total	and	Non-Accrual
	Past Due	Past Due	Greater	Past Due	Current	Loans	Accruing	Loans
Commercial and industrial	$395	432	3,992	4,819	193,925	198,744	75	3,917
Commercial mortgages	2,184	-	9,078	11,262	456,151	467,413	-	9,078
Residential - first lien	633	55	4,453	5,141	251,032	256,173	652	3,801
Residential - junior lien	444	91	419	954	100,923	101,877	8	411
Consumer:
Automobile - indirect	1,766	653	165	2,584	224,957	227,541	165	-
Other	257	88	169	514	25,069	25,583	69	100
Loans held-for-sale	-	-	-	-	7,556	7,556	-	-
Total	$5,679	1,319	18,276	25,274	1,259,613	1,284,887	969	17,307

Impaired Financing Receivables [Table Text Block]

	As of and for	As of and for	As of and for
	the three-month	the year	the three-month
	period ended	ended	period ended
	March 31,	December 31,	March 31,
	2012	2011	2011

Recorded investment at period end	$19,358	17,307	22,760
Impaired loans with specific related allowance at period end	$3,929	2,453	3,680
Amount of specific related allowance at period end	$1,522	1,138	933
Average investment during the period	$19,545	20,394	22,069
Interest income recognized on a cash basis during the period	$103	127	-

		Unpaid	Specific	Average	Interest
	Recorded	principal	Related	Recorded	income
	Investment	balance	Allowance	Investment	Recognized
With no specific allowance
Commercial and industrial	$1,640	2,151	-	1,811	-
Commercial mortgage	9,756	11,158	-	9,010	81
Residential mortgage - first position	3,859	4,042	-	4,331	20
Residential mortgage - second position	174	213	-	420	-
Consumer - other	-	-	-	76	2
Subtotal	15,429	17,564	-	15,648	103
With specific allowance
Commercial and industrial	2,113	2,249	1,079	2,503	-
Commercial mortgage	1,816	1,936	443	1,394	-
Subtotal	3,929	4,185	1,522	3,897	-
Total	$19,358	21,749	1,522	19,545	103
Summary by portfolio:
Commercial	$15,325	17,494	1,522	14,718	81
Residential	4,033	4,255	-	4,751	20
Consumer and other	-	-	-	76	2
Total	$19,358	21,749	1,522	19,545	103

December 31, 2011

		Unpaid	Specific	Average	Interest
	Recorded	principal	Related	Recorded	income
With no specific allowance	Investment	balance	Allowance	Investment	Recognized
Commercial and industrial	$2,541	3,048	-	1,401	-
Commercial mortgage	8,001	9,440	-	6,578	114
Residential mortgage - first position	3,801	3,968	-	3,366	13
Residential mortgage - second position	411	439	-	390	-
Consumer - other	100	102	-	76	-
Subtotal	14,854	16,997	-	11,811	127
With specific allowance
Commercial and industrial	1,376	1,454	895	3,079	-
Commercial mortgage	1,077	1,153	243	3,988	-
Residential mortgage - first position	-	-	-	1,265	-
Residential mortgage - second position	-	-	-	201	-
Subtotal	2,453	2,607	1,138	8,583	-
Total	$17,307	19,604	1,138	20,394	127
Summary by portfolio:
Commercial	$12,995	15,095	1,138	15,046	114
Residential	4,212	4,407	-	5,222	13
Consumer and other	100	102	-	126	-
Total	$17,307	19,604	1,138	20,394	127